Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' equity
Share capital, par value	$ 0.01	$ 0.01
Share capital, shares authorized	100,000,000	100,000,000
Share capital, shares issued	35,849,473	35,885,163
Share capital, shares outstanding	35,849,473	35,885,163
Treasury stock, shares	242,832	0